Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule consolidated revenues and percentages of revenues for customers

	Year Ended December 31,
(U.S. Dollars in thousands)	2020		2019		2018
Eni Trading and Shipping S.p.A.	$44,175	16%	$44,610	16%	$43,955	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,235	16%	45,116	16%	45,115	17%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	33,947	12%	36,346	13%	36,978	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	76,959	28%	66,199	23%	81,816	29%
Galp Sinopec Brasil Services BV	35,684	13%	35,541	13%	30,029	11%